Securities at amortized cost - Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 18,707,459	$ 12,950,371	₩ 19,203,177
Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	(11,067)		(10,763)
Korean treasury and government agencies | Gross carrying amount [member]
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	9,698,695		7,646,463
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	3,352,648		4,004,011
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	4,587,881		5,997,996
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	1,079,302		1,555,470
Others
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 0		₩ 10,000